UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10431

Waddell & Reed InvestEd Portfolios, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed InvestEd Growth Portfolio
March 31, 2006
MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Core Investment Fund, Class Y	2,936,026	$19,230,975
Waddell & Reed Advisors Dividend Income Fund, Class Y	391,484	5,672,601
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	3,112,397	11,360,250
Waddell & Reed Advisors High Income Fund, Inc., Class Y	773,832	5,687,662
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	2,045,047	17,157,941
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	573,039	5,644,438
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y*	1,000,862	11,339,767
Waddell & Reed Advisors Small Cap Fund, Inc., Class Y	553,636	9,251,256
Waddell & Reed Advisors Value Fund, Class Y	1,302,251	16,864,145
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y*	1,136,390	11,284,355

TOTAL MUTUAL FUNDS - 99.38%		$113,493,390

(Cost: $92,471,812)

SHORT-TERM SECURITY - 0.62%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 3.4% Repurchase Agreement dated 3-31-06 to be repurchased at $712,202 on 4-3-06 (A) (Cost: $712,000)	$712	$712,000

TOTAL INVESTMENT SECURITIES - 100.00%		$114,205,390

(Cost: $93,183,812)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Collateralized by $718,690 United States Treasury Note, 4.25% due 1-15-11; market value and accrued interest aggregate $725,477.

The Investments of Waddell & Reed InvestEd Balanced Portfolio
March 31, 2006
MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Bond Fund, Class Y	2,581,251	$15,590,758
Waddell & Reed Advisors Cash Management, Inc., Class A	7,868,136	7,868,136
Waddell & Reed Advisors Core Investment Fund, Class Y	1,794,326	11,752,839
Waddell & Reed Advisors Dividend Income Fund, Class Y	271,154	3,929,014
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	1,077,876	3,934,246
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	1,322,048	11,091,982
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	396,914	3,909,606
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y*	485,259	5,497,984
Waddell & Reed Advisors Value Fund, Class Y	721,573	9,344,367
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y*	550,969	5,471,122

TOTAL MUTUAL FUNDS - 99.37%		$78,390,054

(Cost: $67,884,519)

SHORT-TERM SECURITY - 0.63%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 3.4% Repurchase Agreement dated 3-31-06 to be repurchased at $498,141 on 4-3-06 (A) (Cost: $498,000)	$498	$498,000

TOTAL INVESTMENT SECURITIES - 100.00%		$78,888,054

(Cost: $68,382,519)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Collateralized by $503,181 United States Treasury Note, 4.25% due 1-15-11; market value and accrued interest aggregate $507,932.

The Investments of Waddell & Reed InvestEd Conservative Portfolio
March 31, 2006
MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Cash Management, Inc., Class A	7,871,423	$7,871,424
Waddell & Reed Advisors Core Investment Fund, Class Y	399,144	2,614,393
Waddell & Reed Advisors Dividend Income Fund, Class Y	90,479	1,311,037
Waddell & Reed Advisors Government Securities Fund, Class Y	969,972	5,208,749
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	795,578	7,836,448
Waddell & Reed Advisors Value Fund, Class Y	100,319	1,299,127

TOTAL MUTUAL FUNDS - 99.45%		$26,141,178

(Cost: $25,681,851)

SHORT-TERM SECURITY - 0.55%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 3.4% Repurchase Agreement dated 3-31-06 to be repurchased at $145,041 on 4-3-06 (A) (Cost: $145,000)	$145	$145,000

TOTAL INVESTMENT SECURITIES - 100.00%		$26,286,178

(Cost: $25,826,851)

Notes to Schedule of Investments
(A)Collateralized by $146,273 United States Treasury Note, 4.25% due 1-15-11; market value and accrued interest aggregate $147,655.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed InvestEd Portfolios, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: May 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: May 30, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: May 30, 2005